Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

Note 11 - Earnings Per Share

Basic net income (loss) per common share is calculated by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing the net income (attributable to common stockholders) by the weighted average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted income per share calculation, the Company uses the “if-converted method” method for preferred stock and convertible debt and the “treasury stock method” method for warrants and options. If the Company has a net loss, dilutive securities have been excluded from the computation of diluted net loss per share.

For The Three Months Ended June 30.	2025	2024
Net (loss) income	$(930,715)	$941,527
Weighted average shares outstanding – basic	2,826,468	2,771,550
Basic net (loss) income per share	$(0.33)	$0.34
Net (loss) income	$(930,715)	$941,527
Weighted average shares outstanding – diluted	2,826,468	2,824,273
Diluted net (loss) income per share	$(0.33)	$0.33

For the Six Months Ended June 30,	2025	2024
Net (loss) income	$(1,757,914)	$2,991,203
Weighted average shares outstanding – basic	2,806,841	2,766,086
Basic net (loss) income per share	$(0.63)	$1.08
Net (loss) income	$(1,757,914)	$2,991,203
Weighted average shares outstanding – diluted	2,806,841	2,818,809
Diluted net (loss) income per share	$(0.63)	$1.06

Weighted Average Shares Calculation – Basic	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Weighed average shares	2,826,468	2,771,550	2,806,841	2,766,086

Weighted Average Shares Calculation – Diluted	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Shares used in computation of basic (loss) income per share	2,826,468	2,771,550	2,806,841	2,766,086
Shares to be issued to Abaca shareholders	-	37,500	-	37,500
Restricted stock	-	10,783	-	10,783
Conversion of preferred stock	-	4,440	-	4,440
Total	2,826,468	2,824,273	2,806,841	2,818,809

Certain share-based equity awards and warrants were excluded from the computation of dilutive earnings per share because inclusion of these awards would have had an anti-dilutive effect. The following table reflects the awards that were excluded.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Shares to be issued to Abaca shareholders	37,500	-	37,500	-
Stock options	160,841	114,204	160,841	114,204
Restricted stock	1,448		1,448
Conversion of preferred stock	4,440		4,440
Warrants	639,329	639,329	639,329	639,329
Total	843,558	753,533	843,558	753,533

Excluded from the computation of income (loss) per share is the Series A Convertible Preferred Stock. The shareholders are entitled to receive dividends on shares of Series A Convertible Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Series A Convertible Preferred Stock.

Note 14. Earnings Per Share

Basic net income (loss) per common share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted earnings per share calculation, the Company uses the “if-converted” method for preferred stock and convertible debt and the “treasury stock” method for Warrants and Options.

For year Ended December 31	2024	2023
Net loss	$(48,319,475)	$(17,279,847)
Weighted average shares outstanding - basic	2,772,867	2,128,728
Basic net loss per share	$(17.43)	$(8.12)
Weighted average shares outstanding - diluted	2,772,867	2,128,728
Diluted net loss per share	$(17.43)	$(8.12)

Weighted average shares calculation - basic	December 31, 2024	December 31, 2023
Company public shares	196,330	196,330
Company initial stockholders	170,159	170,159
PCCU stockholders	1,129,307	998,896
Issuance of Equity for Marketing Services	3,939	-
Shares issued for Abaca acquisition	396,790	157,762
Restricted stock units issued	65,404	49,980
Conversion of Preferred stock	810,938	555,601
Grand total	2,772,867	2,128,728

Certain share-based equity awards and warrants were excluded from the computation of dilutive earnings/ (loss) per share because inclusion of these awards would have had an anti-dilutive effect. The following table reflects the awards excluded.

For year Ended December 31	2024	2023
Warrants	601,829	639,329
Share based payments	113,673	132,164
Shares to be issued to Abaca shareholders	37,500	37,500
Conversion of preferred stock	4,440	44,040
Grand total	757,442	853,033

The holders of Series A Convertible Preferred Stock shall be entitled to receive, and the Company shall pay, dividends on shares of Series A Convertible Preferred Stock equal (on an as-if-converted-to-Class-A-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Class A Common Stock when, as and if such dividends are paid on shares of the Class A Common Stock. No other dividends shall be paid on shares of Series A Convertible Preferred Stock.